GMO U.S. Small Cap Value Fund Expense Example - GMO U.S. Small Cap Value Fund	Feb. 28, 2026 USD ($)
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	415
Expense Example, with Redemption, 10 Years	948
Class IV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	387
Expense Example, with Redemption, 10 Years	889
Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	382
Expense Example, with Redemption, 10 Years	877
Class VI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	365
Expense Example, with Redemption, 10 Years	841
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	415
Expense Example, with Redemption, 10 Years	948
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	277
Expense Example, with Redemption, 5 Years	496
Expense Example, with Redemption, 10 Years	$ 1,126